Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Tax jurisdictions from:
U.S.		$ (3,625)
Income (loss) before income taxes	$ (53,102)	$ (3,625)